S000005535 [Member] Investment Strategy - Wilmington International Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment goal by investing, under normal circumstances, at least 80% of the value of its net assets in a diversified portfolio of foreign securities including those domiciled in emerging markets. The Fund may invest in common stocks, preferred shares, depositary receipts, equity-linked instruments of all capitalizations, and exchange-traded funds (“ETFs”). The Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International All Country World Index ex US (“MSCI ACWI ex-US Net”) Index, the benchmark against which the Fund measures the performance of its portfolio.
Subject to the oversight of the Board, Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”) to manage the Fund’s assets. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, on a discretionary basis, to develop strategic exposure objectives and risk parameters for the Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles, as well as input from Wellington.
Based on the strategic exposure objectives and risk parameters established by WTIA, Wellington constructs an actively managed, diversified portfolio of foreign equity securities. Based on the objectives and parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure.
In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a portfolio comprised of a diversified group of long-only equity strategies with differing investment approaches that provides an overall exposure, consistent with WTIA’s exposure objectives and risk parameters, comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying Wellington equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the
Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its investment strategy.